Expense Example - (Eaton Vance Emerging Markets Debt Opportunities Fund Prospectus) - (Eaton Vance Emerging Markets Debt Opportunities Fund)	Jul. 31, 2025 USD ($)
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	430
Expense Example, with Redemption, 3 Years	651
Expense Example, with Redemption, 5 Years	891
Expense Example, with Redemption, 10 Years	1,577
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	$ 1,002